Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

As of June 30, 2026 and December 31, 2025, bank borrowings consisted of the following:

				Outstanding
				principal amount
				as of
Bank facility Provider	Nature of banking facility	Tenor	Amount of banking facility	June 30, 2026	December 31, 2025
				(Unaudited)	(Audited)
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,463,147)	$405,352	$960,135
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,277,625)	3,066,446	3,200,106
				3,471,798	4,160,241
Less: non-current portion				(2,844,813)	(2,986,935)
Bank borrowings, current				$626,985	$1,173,306

Schedule of Remaining Contractual Maturities of the Bank Borrowings

The table below summarizes the remaining contractual maturities of the bank borrowings as of June 30, 2026. The bank borrowings are categorized by the years in which repayments are due:

During the years ended June 30,
2027	$773,742
2028	368,390
2029	368,390
2030	368,390
2031 and after	2,486,635
Total repayments of bank loans	4,365,547
Less: imputed interest	(893,749)
Balance recognized as at June 30, 2026	$3,471,798